Employee Benefits (Details) - Schedule of Employee Benefits - MYR (RM)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Employee Benefits [Abstract]
Salaries, wages, bonuses and allowances	RM 2,720,261	RM 1,498,795
Defined contribution plans	332,126	114,148
Social security contributions	27,993	5,551
Other employee benefits	13,817	24,542
Total	RM 3,094,197	RM 1,643,036